As filed with the Securities and Exchange Commission on July 1, 2020

Securities Act File No. 333-215049

Investment Company Act File No. 811-23220

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 41	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 43	[X]

(Check appropriate box or boxes.)

FIERA CAPITAL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

375 Park Avenue, 8th Floor
New York, NY 10152
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 300-1600

Stephen A. McShea
Fiera Capital Inc.
375 Park Avenue
8th Floor
New York, New York 10152
(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after this amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 41 relates to the Fiera Capital Intermediate Municipal Enhanced Fund (the “Fund”), a series of Fiera Capital Series Trust (the “Trust”). The sole purpose of the filing is to file as an Exhibit to the Trust’s Registration Statement, risk/return summary information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 1st day of July, 2020.

Fiera Capital Series Trust

By:	/s/ Rafael Labourdette

Rafael Labourdette Principal Financial Officer & Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Rafael Labourdette	Principal Financial Officer &	July 1, 2020
Rafael Labourdette	Principal Accounting Officer

/s/ Michael Kalbfleisch	Trustee	July 1, 2020
Michael Kalbfleisch

/s/ Gerald Hellerman	Trustee	July 1, 2020
Gerald Hellerman

/s/ Corey Dillon	Trustee	July 1, 2020
Corey Dillon

/s/ Kevin Mirabile	Trustee	July 1, 2020
Kevin Mirabile

INDEX TO EXHIBITS

101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
101.LAB	XBRL Taxonomy Extension Label Linkbase Document
101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document